UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2017

Shares		Cost	Value
Common Stocks - 93.7%
CONSUMER DISCRETIONARY
	Apparel Retail - 3.9%
130,160	American Eagle Outfitters, Inc.	$1,726,038	$1,861,288
13,146	The Children's Place, Inc. +	1,300,504	1,553,200
	Auto Parts & Equipment - 2.1%
98,047	Modine Manufacturing Co. *	1,557,639	1,887,405
	Automobile Manufacturers - 2.2%
43,875	Winnebago Industries, Inc. +	1,701,627	1,963,406
	Footwear - 2.0%
61,013	Wolverine World Wide, Inc. +	1,700,622	1,760,225
	General Merchandise Stores - 1.2%
22,870	Ollie's Bargain Outlet Holdings, Inc. +*	1,002,009	1,061,168
	Home Furnishings - 2.0%
53,744	Ethan Allen Interiors, Inc.	1,693,833	1,741,306
	Hotels, Resorts & Cruise Lines - 3.2%
25,263	Hilton Grand Vacations, Inc. *	888,221	975,909
173,737	Lindblad Expeditions Holdings, Inc. *	1,815,761	1,858,986
	Household Appliances - 1.9%
17,650	Helen of Troy, Ltd. *	1,633,933	1,710,285
Total Consumer Discretionary		15,020,187	16,373,178

CONSUMER STAPLES
	Food Distributors - 2.4%
74,722	Performance Food Group Co. *	1,785,111	2,110,896
	Packaged Foods & Meats - 3.9%
26,218	Calavo Growers, Inc. +	1,250,045	1,919,158
105,262	Nomad Foods, Ltd. *	1,524,601	1,533,667
Total Consumer Staples		4,559,757	5,563,721

ENERGY
	Oil & Gas Equipment & Services - 1.8%
93,880	Solaris Oilfield Infrastructure, Inc., Class A *	1,587,907	1,636,329
	Oil & Gas Exploration & Production - 2.3%
256,772	Kosmos Energy, Ltd. +*	1,761,162	2,043,905
Total Energy		3,349,069	3,680,234

FINANCIALS
	Consumer Finance - 2.0%
36,075	Green Dot Corp., Class A *	910,169	1,788,598
	Insurance Brokers - 2.6%
97,982	eHealth, Inc. *	1,245,178	2,340,790
	Thrifts & Mortgage Finance - 4.2%
66,275	HomeStreet, Inc. *	1,722,213	1,789,425
152,335	NMI Holdings, Inc., Class A *	1,803,788	1,888,954
Total Financials		5,681,348	7,807,767

HEALTH CARE
	Health Care Equipment - 6.4%
164,887	Invuity, Inc. +*	1,235,136	1,467,494
35,145	iRhythm Technologies, Inc. *	1,267,562	1,823,322
9,872	Penumbra, Inc. +*	767,469	891,442
48,825	Tactile Systems Technology, Inc. +*	1,611,640	1,511,134
	Health Care Services - 2.0%
54,689	Teladoc, Inc. +*	1,726,357	1,812,941
	Health Care Technology - 0.8%
28,041	Tabula Rasa HealthCare, Inc. *	437,858	749,816
	Life Sciences Tools & Services - 3.9%
14,057	Bio-Techne Corp.	1,663,720	1,699,351
23,189	PRA Health Sciences, Inc. *	1,503,122	1,766,306
	Pharmaceuticals - 0.8%
13,368	Prestige Brands Holdings, Inc. *	700,088	669,603
Total Health Care		10,912,952	12,391,409

INDUSTRIALS
	Aerospace & Defense - 2.5%
42,036	Mercury Systems, Inc. +*	1,028,790	2,180,828
	Air Freight & Logistics - 2.1%
76,354	Air Transport Services Group, Inc. *	1,787,523	1,858,456
	Construction & Engineering - 4.3%
40,224	MasTec, Inc. *	1,598,485	1,866,394
35,222	NV5 Global, Inc. *	1,026,117	1,924,882
	Industrial Machinery - 0.9%
26,120	SPX Corp. +*	640,188	766,361
	Trading Companies & Distributors - 1.9%
48,137	GMS, Inc. *	1,267,856	1,704,050
	Trucking - 2.0%
46,440	Avis Budget Group, Inc. *	1,773,574	1,767,506
Total Industrials		9,122,533	12,068,477

INFORMATION TECHNOLOGY
	Application Software - 5.2%
33,823	Atlassian Corp. PLC, Class A *	912,512	1,188,878
69,833	Callidus Software, Inc. *	1,252,118	1,721,384
174,965	Mitek Systems, Inc. +*	1,498,712	1,662,168
	Communications Equipment - 0.9%
93,885	EMCORE Corp. *	1,040,891	769,857
	Data Processing & Outsourced Services - 1.7%
35,149	Blackhawk Network Holdings, Inc. +*	1,428,750	1,539,526
	Electronic Components - 1.8%
12,618	Universal Display Corp. +	783,260	1,625,829
	Internet Software & Services - 6.1%
73,483	Five9, Inc. *	1,680,073	1,756,243
23,475	Limelight Networks, Inc. *	93,367	93,196
15,238	LogMeIn, Inc.	1,445,659	1,676,942
30,770	The Trade Desk, Inc., Class A +*	1,145,027	1,892,663
	Semiconductor Equipment - 2.3%
75,532	Axcelis Technologies, Inc. *	1,465,565	2,065,800
	Semiconductors - 7.1%
130,231	Advanced Micro Devices, Inc. +*	1,673,533	1,660,445
175,000	Himax Technologies, Inc. - ADR	1,749,143	1,912,750
269,129	Pixelworks, Inc. *	890,445	1,267,598
30,537	Silicon Motion Technology Corp. - ADR +	1,620,214	1,466,692
Total Information Technology		18,679,269	22,299,971

MATERIALS
	Commodity Chemicals - 1.5%
34,118	AdvanSix, Inc. *	1,031,973	1,356,191
Total Materials		1,031,973	1,356,191

REAL ESTATE
	Specialized REITs - 1.8%
30,966	Potlatch Corp. - REIT	1,371,305	1,579,266
Total Real Estate		1,371,305	1,579,266

Total Common Stocks		69,728,393	83,120,214

Short-Term Investment - 2.7%
Money Market Deposit Account - 2.7%
2,359,187	US Bank N.A., 0.30%^	2,359,187	2,359,187
Total Money Market Deposit Account		2,359,187	2,359,187

Total Short-Term Investment		2,359,187	2,359,187

Investments Purchased with the Cash Proceeds from Securities Lending - 24.9%
Money Market Fund - 24.9%
22,078,037	Mount Vernon Liquid Asset Portfolio, 1.32%^	22,078,037	22,078,037
Total Money Market Fund		22,078,037	22,078,037

Total Investments Purchased with the Cash Proceeds from Securities Lending		22,078,037	22,078,037

Total Investments - 121.3%		$94,165,617	107,557,438
Liabilities in Excess of Other Assets - (21.3)%			(18,895,668)
TOTAL NET ASSETS - 100.0%			$88,661,770

+	All or a portion of this security was out on loan at September 30, 2017. Total loaned securities had a market value of $21,685,860 at September 30, 2017.
*	Non Income Producing.
^	The rate shown is the annualized seven day effective yield as of September 30, 2017.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below;

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$83,120,214	$-	$-	$83,120,214
Short-Term Investment	2,359,187	-	-	2,359,187
Investments Purchased with the Cash
Proceeds from Securities Lending	22,078,037	-	-	22,078,037
Total Investments	$107,557,438	$-	$-	$107,557,438

Transfers between Levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund recognized no transfers to/from any Levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Friess Small Cap Growth Fund
Cost of investments	$94,165,617

Gross unrealized appreciation	14,030,957
Gross unrealized depreciation	(639,136)
Net unrealized appreciation	$13,391,821

*The above table does not reflect tax adjustments for the current fiscal year.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 8, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  November 8, 2017